Profit Before Income Tax Expense - Summary of Profit Before Income Tax Expense (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Dividend income from equity investments measured at fair value through other comprehensive income	¥ 17	¥ 25	¥ 22
Reversal of provision for impairment of receivables	360	95	1,630
Reversal of write down in inventories	76	186	201
Gain on disposal of investment in subsidiaries	3,575	1,242	49
Gain on Pipeline restructuring	18,320	46,946
Amortization of intangible and other assets	5,774	5,944	4,992
Owned property, plant and equipment	211,107	194,015	205,297
Right-of-use assets	14,388	13,916	14,973
Auditors' remuneration	47	49	53
Cost of inventories recognized as expense	2,047,256	1,527,271	1,981,628
Provision for impairment of receivables	775	438	263
Loss on disposal and scrap of property, plant and equipment	18,959	5,398	9,809
Variable lease payments, low-value and short-term lease payment not included in the measurement of lease liabilities	2,645	3,362	3,514
Research and development expenses	16,729	15,746	15,666
Write down in inventories	¥ 656	¥ 8,337	¥ 1,461